Discontinued Operation (Details)		12 Months Ended
	Jul. 21, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Discontinued Operations [Line Items]
Increase of additional-paid-in-capital (in Yuan Renminbi) | ¥		¥ 54,629
Recognized disposal loss			$ 1,726
Singularity Digital [Member]
Discontinued Operations [Line Items]
Aggregate consideration	$ 16,000
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd [Member]
Discontinued Operations [Line Items]
Equity interest	51.00%